CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended										6 Months Ended	9 Months Ended				12 Months Ended
		Sep. 30, 2025		Jun. 30, 2025		Dec. 31, 2024	Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Income/(loss) before tax		$ 4,666		$ 5,759			$ 7,271						$ 19,318		$ 22,798
Depreciation, amortisation and net impairments, including exploration write-offs		3,369		3,427			2,327						9,107		7,099
(Gains)/losses on foreign currency transactions and balances		(72)		177			243						129		133
(Gains)/losses on sale of assets and businesses		(12)		(12)			0						(524)		118
(Increase)/decrease in other items related to operating activities		938		(537)			(615)						1		(2,234)
(Increase)/decrease in net derivative financial instruments		(69)		(157)			(272)						(241)		(8)
Cash collaterals for commodity derivative transactions		44	[1]	347	[1]	$ (399)	(563)	[1]	$ 200	$ 117	$ 698	$ 317	509	[1]	(246)	[1]	$ (645)	$ 4,556
Interest received		327		395			419						987		1,380
Interest paid		(93)		(231)			(139)						(401)		(617)
Cash flow provided by operating activities before taxes paid and working capital items		9,098		9,167		9,414	8,670		9,948	9,806	11,588	19,754	28,885		28,424		37,838	52,572
Taxes paid		(3,764)		(7,229)			(2,986)						(14,219)		(14,685)
(Increase)/decrease in working capital		1,012		540			810						3,199		3,704
Cash flows provided by operating activities		6,346		2,477		2,022	6,495		1,811	9,138	3,434	10,948	17,865		17,443		19,465	29,257
Cash (used)/received in business combinations		0		0			0						(26)		(467)
Capital expenditures and investments		(3,420)		(3,401)			(3,098)						(9,848)		(8,531)
(Increase)/decrease in financial investments		617		3,916			1,376						3,154		6,069
(Increase)/decrease in derivative financial instruments		(106)		191			(13)						296		40
(Increase)/decrease in other interest-bearing items		170		(166)			(69)						126		(562)
Proceeds from sale of assets and businesses		0		340			6						424		115
Cash flows provided by/(used in) investing activities		(2,739)		880			(1,798)						(5,874)		(3,337)
New finance debt		556		2,135			0						4,198		0
Repayment of finance debt		(766)		(1,255)			(190)						(2,021)		(2,090)
Repayment of lease liabilities		(393)		(379)			(367)						(1,136)		(1,115)
Dividends paid		(938)		(1,024)			(1,944)						(3,873)		(6,665)
Share buy-back		(4,712)		(265)			(4,564)						(5,527)		(5,511)
Net current finance debt and other financing activities		1,269		(691)			1,069						(1,734)		(558)
Cash flows provided by/(used in) financing activities		(4,983)		(1,480)			(5,996)						(10,092)		(15,938)
Net increase/(decrease) in cash and cash equivalents		(1,375)		1,878			(1,300)						1,898		(1,832)
Effect of exchange rate changes in cash and cash equivalents		45		191			98						306		(54)
Cash and cash equivalents at the beginning of the period	[1]	9,437		7,368		6,184	7,386			$ 8,070		8,070	5,903		8,070		8,070
Cash and cash equivalents at the end of the period	[1]	$ 8,107		$ 9,437		$ 5,903	$ 6,184		$ 7,386		$ 8,070	$ 7,386	$ 8,107		$ 6,184		$ 5,903	$ 8,070

[1]
1) As from the first quarter 2025, cash flows related to collaterals for commodity derivative transactions are presented on a separate line within operating activities, Cash collaterals for commodity derivative transactions. In previous periods, these were included as part of Cash and cash equivalents. Comparative figures have been restated accordingly. See the restatement table in note 1 Organisation and basis of preparation.